SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is January 18, 2018.

For the MFS® Funds listed below:

MFS® GLOBAL MULTI-ASSET FUND

MFS® PRUDENT INVESTOR FUND

Effective January 18, 2018, the “Ticker Symbols” table on the cover page is amended to include the following:

Ticker Symbols
Fund	Class A	Class T	Class B	Class C	Class I
MFS® PRUDENT INVESTOR FUND	FPPAX	N/A*	FPPDX	FPPEX	FPPJX

Ticker Symbols
Fund	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® PRUDENT INVESTOR FUND	FPPRX	FPPSX	FPPQX	FPPUX	FPPVX

* Currently not offered

Effective immediately, the paragraph following the “Ticker Symbols” table is restated in its entirety as follows:

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each fund listed on the cover page, unless otherwise noted), and should be read in conjunction with MFS Prudent Investor Fund’s Prospectus, dated January 18, 2018, and MFS Global Multi-Asset Fund’s Prospectus dated October 27, 2017, each as may be supplemented from time to time.  MFS Global Multi-Asset Fund’s financial statements are incorporated into this SAI by reference to such fund’s most recent Annual Report to shareholders.  You may obtain a copy of the Fund’s Prospectus and MFS Global Multi-Asset Fund’s Annual Report, without charge, by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

MFS Prudent Investor Fund’s fiscal year end is June 30. Certain information for MFS Prudent Investor Fund as of June 30, 2017, is not included in this Statement of Additional Information because the Fund had not commenced operations as of June 30, 2017.

Effective immediately, the first paragraph of the sub-section entitled “Organization of the Fund” under the main heading “MANAGEMENT OF THE FUND” is restated in its entirety as follows:

MFS Global Multi-Asset Fund and MFS Prudent Investor Fund, each an open-end investment company, are series of MFS Series Trust XVI, a Massachusetts business trust organized in 1985. MFS Global Multi-Asset Fund and MFS Prudent Investor Fund are diversified funds.

Effective immediately, the following paragraph is added to the section under the sub-heading “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” under the main heading “MANAGEMENT OF THE FUND”:

For MFS Prudent Investor Fund, the management fee set forth in the Investment Advisory Agreement is 0.80% of the Fund’s average daily net assets annually up to $1 billion; 0.75% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.70% of the Fund’s average daily net assets annually in excess of $2.5 billion.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board.

MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.24% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.99% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.99% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.49% of the class’ average daily net assets annually for Class R2 shares,

1031208	OCTOBER-SAI-COMBINED-SUP-I-011818

and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least October 31, 2019.

Effective immediately, the sub-section entitled “Custodian” under the main heading “MANAGEMENT OF THE FUND” is restated in its entirety as follows:

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Prudent Investor Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares. There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Global Multi-Asset Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

Effective immediately, the section entitled “INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS” is restated in its entirety as follows:

Ernst & Young LLP, 200 Clarendon Street, Boston, MA, 02116, serves as the independent registered public accounting firm for the MFS Global Multi-Asset Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

The MFS Global Multi-Asset Fund’s Financial Statements and Financial Highlights for the fiscal year ended June 30, 2017, are incorporated by reference into this SAI from the fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA, 02116, serves as the independent registered public accounting firm for the MFS Prudent Investor Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

The MFS Prudent Investor Fund had not commenced operations as of the fiscal year ended June 30, 2017; therefore, no Financial Statements nor Financial Highlights for such fund are incorporated by reference into this SAI.

Effective immediately, the following is added to the table entitled “Trustee Compensation Table” under the main heading “APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES”:

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	John A. Caroselli	Maureen R. Goldfarb	David H. Gunning[9]	Michael Hegarty	John P. Kavanaugh	Clarence Otis, Jr.	Maryanne L. Roepke	Laurie J. Thomsen

MFS Prudent Investor Fund[8]	Not Applicable	Not Applicable	$0	$0	$0	$0	$0	$0	$0	$0	$0

8 Estimated amounts for the fiscal year ending June 30, 2018.

9 Mr. Gunning retired as Trustee of the Fund on December 31, 2017.

Effective immediately, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” under the main heading “APPENDIX C – SHARE OWNERSHIP”:

As of December 31, 2016, the Trustees and Officers of the Trust as a group owned less than 1% of any class of the shares of MFS Prudent Investor Fund.  No Trustee owned shares of MFS Prudent Investor Fund as of December 31, 2016, because shares of MFS Prudent Investor Fund had not been offered for sale as of December 31, 2016.

Effective immediately, the following is added as the last paragraph in the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading “APPENDIX C – SHARE OWNERSHIP”:

As of December 15, 2017, no shares of MFS Prudent Investor Fund were owned because the Fund had not yet commenced operations.

Effective immediately, the following is added as the last paragraph in the sub-section entitled “5% or Greater Ownership of Share Class” under the main heading “APPENDIX C – SHARE OWNERSHIP”:

As of December 15, 2017, no shares of MFS Prudent Investor Fund were owned because the Fund had not yet commenced operations.

Effective immediately, the following is added as the last paragraph in the sub-section entitled “Compensation” under the main heading entitled “APPENDIX D – PORTFOLIO MANAGER(S)”:

As of January 18, 2018, MFS expects the following benchmarks will be used to measure the following portfolio managers’ performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Prudent Investor Fund	David Cole	MSCI World Index (net div) BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index
	Barnaby Wiener	MSCI World Index (net div) BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index

Effective immediately, the following is added as the last paragraph in the sub-section entitled “Ownership of Fund Shares” under the main heading “APPENDIX D – PORTFOLIO MANAGER(S)”:

As of December 15, 2017, no portfolio manager owned shares of MFS Prudent Investor Fund because the Fund had not yet commenced operations.

Effective immediately, the following is added to the table within the sub-section entitled “Other Accounts” under the main heading “APPENDIX D – PORTFOLIO MANAGER(S)”:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Prudent Investor Fund	David Cole[1] (Became a Portfolio Manager of the Fund on January 18, 2018	Registered Investment Companies*	11	$9.1 billion
		Other Pooled Investment Vehicles	4	$1.1 billion

		Other Accounts	1	$107. 4 million

	Barnaby Wiener[1] (Became a Portfolio Manager of the Fund on January 18, 2018	Registered Investment Companies*	1	$23.1 million
		Other Pooled Investment Vehicles	3	$2.6 billion

		Other Accounts	1	$100 thousand

*   Does not include the Fund.

1   Account information is as of November 15, 2017.

Effective immediately, the first two paragraphs of the sub-section entitled “Class A, Class A1, and Class 529A Shares – General Provisions” under the sub-heading entitled “Commissions and Distribution Plan Payments” under the main heading “APPENDIX I – FINANCIAL INTERMEDIARY COMPENSATION” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Prudent Investor Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective immediately, “APPENDIX K – INVESTMENT RESTRICTIONS” is restated in its entirety as follows:

APPENDIX K - INVESTMENT RESTRICTIONS

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote.  Non-fundamental policies can be changed without shareholder approval.

MFS Global Multi-Asset Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.

MFS Prudent Investor Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction no. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.